Intangible Assets with a Finite Useful Life - Additional Information (Detail) € in Millions, R$ in Billions	12 Months Ended
	Dec. 31, 2018 EUR (€) Right	Dec. 31, 2018 BRL (R$) Right	Dec. 31, 2017 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of Detailed Information about Intangible Assets [Line Items]
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	€ 1,355		€ 1,697
Additions to intangible assets	3,647		2,292
Amount of intangible assets	8,889		7,192	€ 7,082	€ 6,951
Capitalized finance expense	37		73
Impairment loss of intangible assets	4
Italy [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	2,399
Gross carrying amount [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	22,438		21,977
Internally generated [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Additions to intangible assets	248		272
Tim Brasil group [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
User rights acquisition amount	1,000	R$ 2.9
User rights reclassified under concessions, licenses, trademarks and similar rights	261
Capitalized finance expense	€ 37
Capitalized finance expense percentage	8.37%	8.37%
Concessions, licenses, trademarks and similar rights [member] | Core domestic [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of telephone licenses and similar rights	€ 2,655
Cost of TV frequencies licenses	€ 104
Licenses for the frequencies used for digital terrestrial transmission expiry year	2032	2032
Concessions, licenses, trademarks and similar rights [member] | Brazil business unit [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of telephone licenses and similar rights	€ 615
Concessions, licenses, trademarks and similar rights [member] | TIM S.p.A [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of telephone licenses and similar rights	2,040
Increase in cost of telephone licenses and similar rights	502
Cost of indefeasible rights of use	110
Concessions, licenses, trademarks and similar rights [member] | Telecom Italia Sparkle Group [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of indefeasible rights of use	412
Concessions, licenses, trademarks and similar rights [member] | International wholesale [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of indefeasible rights of use	270
Concessions, licenses, trademarks and similar rights [member] | Brazil business unit [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	32
Software systems [member] | Gross carrying amount [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	2,195
Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Additions to intangible assets	703		771
Amount of intangible assets	€ 2,095		2,193		2,458
Industrial patents and intellectual property rights [member] | Bottom of range [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amortization period of intangible asset	2 years	2 years
Industrial patents and intellectual property rights [member] | Top of range [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amortization period of intangible asset	5 years	5 years
Industrial patents and intellectual property rights [member] | Gross carrying amount [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	€ 10,832		12,266
Industrial patents and intellectual property rights [member] | Brazil business unit [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	794
Industrial patents and intellectual property rights [member] | TIM S.p.A [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	1,256
Capitalized subscription acquisition costs [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Subscriber acquisition costs			110
Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Additions to intangible assets	2,830		1,224
Amount of intangible assets	3,500		2,115		€ 1,530
Capitalized finance expense	37		73
Work in progress and advance payments [member] | Gross carrying amount [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	3,526		2,145
Work in progress and advance payments [member] | TIM S.p.A [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Advance payments			€ 630
5G mobile telecommunications services [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	2,399
Discount of intangible assets	€ 8
Number of annual installments | Right	6	6
Amount of annual installments	€ 477